NON-WHOLLY OWNED SUBSIDIARIES	12 Months Ended
Dec. 31, 2023
Interests In Other Entities [Abstract]
NON-WHOLLY OWNED SUBSIDIARIES	NON-WHOLLY OWNED SUBSIDIARIES
The following tables present summarized accounts for significant or material non-wholly owned subsidiaries on the Consolidated Statement of Financial Position:

	As of December 31, 2023
US$ MILLIONS	Current Assets	Non-Current Assets	Current Liabilities	Non-Current Liabilities	Non-Controlling Interest in Operating Subsidiaries	Partnership Capital(1)
Utilities
U.K. regulated distribution operation	$312	$5,579	$387	$3,744	$344	$1,416
Brazilian regulated gas transmission operation	747	3,576	549	3,099	526	149
Colombian natural gas distribution operation	257	1,288	187	709	559	90
Brazilian electricity transmission operation(2)	19	532	11	323	150	67
North American residential decarbonization infrastructure business(2)	926	8,730	797	5,021	2,832	1,006
Indian gas transmission operation	192	1,562	937	133	652	32
European residential decarbonization infrastructure business(2)	681	3,581	491	1,360	1,825	586
Transport
North American rail operation	686	10,054	791	4,866	4,583	500
U.K. port operation	121	1,239	70	928	147	215
Australian port operation	102	425	105	115	218	89
Peruvian toll roads	130	1,295	13	652	631	129
Global intermodal logistics operation(2)	435	11,950	984	6,639	3,597	1,165
Midstream
Canadian diversified midstream operation	672	14,346	1,763	7,463	2,528	3,264
North American gas storage operation	283	1,744	149	769	677	432
Canadian natural gas gathering and processing operation	108	3,750	121	1,890	1,320	527
Data
U.S. colocation data center operation	64	1,459	197	690	456	180
Australian data center operation	19	589	18	170	299	121
Indian telecom towers operation	807	8,026	775	7,299	452	307
European hyperscale data center platform(2)	272	4,370	316	1,959	1,920	447
Corporate
Holding LP and other	939	66	2,661	4,680	(366)	(5,970)

	As of December 31, 2022
US$ MILLIONS	Current Assets	Non-Current Assets	Current Liabilities	Non-Current Liabilities	Non-Controlling Interest in Operating Subsidiaries	Partnership Capital(1)
Utilities
U.K. regulated distribution operation	$264	$4,821	$690	$2,864	$298	$1,233
Brazilian regulated gas transmission operation	737	3,362	486	3,034	460	119
Colombian natural gas distribution operation	209	989	155	535	442	66
North American residential decarbonization infrastructure business	405	5,096	483	3,222	1,322	474
Indian gas transmission operation	146	1,718	308	949	590	17
European residential decarbonization infrastructure business	69	301	37	76	223	34
Transport
North American rail operation	675	9,630	544	4,856	4,422	483
U.K. port operation	106	1,112	67	833	129	189
Australian port operation	237	531	112	284	265	107
Peruvian toll roads	127	1,202	10	616	584	119
Indian toll roads(2)	717	—	478	—	164	75
Midstream
Canadian diversified midstream operation	577	14,306	2,370	7,342	2,496	2,675
North American gas storage operation	539	1,515	564	452	633	405
Canadian natural gas gathering and processing operation	177	3,633	97	1,802	1,365	546
Data
U.S. colocation data center operation	70	1,528	151	783	476	188
Australian data center operation	15	512	14	160	252	101
Indian telecom tower operation(3)	294	7,557	547	5,988	914	402
Corporate
Holding LP and other	1,126	88	761	3,483	22	(3,052)

(1)Attributable to all equity holders other than non-controlling interests in operating subsidiaries.
(2)Refer to Note 5 , Disposition of Businesses, for further details.
(3)Refer to Note 6, Acquisition of Businesses, for further details.
The following tables present summarized accounts for non-wholly owned subsidiaries on the Consolidated Statement of Operating Results:

	Year ended December 31, 2023
		Attributable to non-controlling interest		Attributable to unitholders
US$ MILLIONS	Revenue	Net Income (loss)	Other Comprehensive Income (loss)	Net Income (loss)	Other Comprehensive Income (loss)
Utilities
U.K. regulated distribution operation	$635	$19	$38	$78	$154
Brazilian regulated gas transmission operation	1,483	455	44	202	19
Colombian natural gas distribution operation	997	53	104	10	24
Brazilian electricity transmission operation(1)	38	16	7	7	3
North American residential decarbonization infrastructure business(1)	2,759	57	(31)	20	(11)
Indian gas transmission operation	407	83	(4)	22	(1)
European residential decarbonization infrastructure business(1)	1,539	(2)	69	—	22
Transport
North American rail operation	2,257	166	190	20	14
U.K. port operation	272	9	12	14	12
Australian port operation	460	20	(2)	7	(1)
Peruvian toll roads	145	31	17	6	3
Global intermodal logistics operation(1)	385	56	(33)	22	(13)
Midstream
Canadian diversified midstream operation	3,338	15	56	19	72
North American gas storage operation	321	5	160	2	103
Canadian natural gas gathering and processing operation	547	14	(27)	5	(11)
Data
U.S. colocation data center operation	207	(87)	(6)	(35)	(2)
Australian data center operation	31	(3)	1	(1)	—
Indian telecom tower operation	1,471	19	(16)	6	(3)
European hyperscale data center platform(1)	170	56	(106)	13	(24)
Corporate
Holding LP and other	4	(171)	—	(583)	(85)

	Year ended December 31, 2022
		Attributable to non-controlling interest		Attributable to unitholders
US$ MILLIONS	Revenue	Net Income (loss)	Other Comprehensive Income (loss)	Net Income (loss)	Other Comprehensive Income (loss)
Utilities
U.K. regulated distribution operation	572	19	(20)	75	(78)
Brazilian regulated gas transmission operation	1,314	506	(2)	225	(1)
Colombian natural gas distribution operation	901	47	(23)	10	(4)
Brazilian electricity transmission operation(2)	224	67	29	21	22
North American residential decarbonization infrastructure business	1,695	89	23	36	9
Indian gas transmission operation	337	51	(56)	14	(15)
European residential decarbonization infrastructure business	190	(19)	(18)	(3)	(3)
Transport
North American rail operation	2,253	196	202	23	21
U.K. port operation	272	6	(15)	8	(21)
Australian port operation	458	(27)	(21)	(10)	(8)
Peruvian toll roads	111	15	28	3	6
Indian toll roads(3)	143	1	(22)	4	(11)
Midstream
Canadian diversified midstream operation	3,150	115	(163)	160	(239)
North American gas storage operation	246	64	43	45	38
Canadian natural gas gathering and processing operation	561	32	(37)	13	(15)
Data
U.S. colocation data center operation	221	(75)	28	(30)	11
Australian data center operation	22	3	(9)	2	(4)
Indian telecom tower operation(1)	1,398	(7)	(201)	2	(41)
Corporate
Holding LP and other	6	(106)	—	(244)	300

	Year ended December 31, 2021
		Attributable to non-controlling interest		Attributable to unitholders
US$ MILLIONS	Revenue	Net Income (loss)	Other Comprehensive Income (loss)	Net Income (loss)	Other Comprehensive Income (loss)
Utilities
U.K. regulated distribution operation	569	34	6	138	26
Brazilian regulated gas transmission operation	1,074	361	(87)	150	(31)
Colombian natural gas distribution operation	862	34	(101)	8	(24)
Brazilian electricity transmission operation	90	22	(6)	10	(2)
Canadian district energy operation	72	9	35	3	8
U.S. district energy operation	74	2	—	—	—
North American residential decarbonization infrastructure business	1,444	75	43	32	18
Indian gas transmission operation	342	35	(17)	13	(5)
European residential infrastructure operation	91	(6)	(8)	(1)	(1)
Transport
North American rail operation	2,157	208	131	24	13
U.K. port operation	274	17	6	24	9
Australian port operation	412	(16)	(18)	(6)	(6)
Chilean toll roads	138	(40)	53	(8)	13
Peruvian toll roads	96	6	(57)	1	(11)
Indian toll roads(3)	117	(25)	(6)	(9)	(3)
Midstream
Canadian diversified midstream operation	906	59	38	65	30
North American gas storage operation	371	95	36	65	22
Canadian natural gas gathering and processing operation	551	62	52	25	21
Data
U.S. colocation data center operation	249	(33)	13	(13)	5
Australian data center operation	23	3	(8)	1	(3)
Indian telecom tower operation	1,257	1	(80)	—	(16)
Corporate
Holding LP and other	5	742	—	450	194

(1)Refer to Note 6, Acquisition of Businesses, for further details.
(2)Refer to Note 5, Disposition of Businesses, for further details.
(3)Indian toll roads include our investments in BIF India Holdings Pte Ltd, Simhapuri Expressway Limited and Rayalseema Expressway Private Limited.
The following tables present summarized accounts for non-wholly owned subsidiaries on the Consolidated Statement of Cash Flows:

	Cash Flow Activities
	Year ended December 31, 2023			Year ended December 31, 2022
US$ MILLIONS	Operating	Investing	Financing	Operating	Investing	Financing
Utilities
U.K. regulated distribution operation	$226	$(487)	$309	$293	$(432)	$101
Brazilian regulated gas transmission operation	739	(36)	(742)	783	(80)	(824)
Colombian natural gas distribution operation	89	(38)	(78)	154	(32)	(99)
Brazilian electricity transmission operation(1),(2)	23	37	(51)	90	(58)	(120)
North American residential decarbonization infrastructure business(4)	33	(2,647)	2,671	(116)	(352)	480
Indian gas transmission operation	134	86	(122)	132	5	(123)
European residential decarbonization infrastructure business(2)	(3)	(2,365)	2,489	(25)	(35)	71
Transport
North American rail operation	528	(296)	(259)	515	(250)	(210)
U.K. port operation	16	(51)	25	31	(61)	42
Australian port operation	6	226	(229)	26	(44)	(3)
Peruvian toll roads	24	(23)	—	42	(19)	—
Indian toll roads(3)	—	—	—	51	(15)	(26)
Global intermodal logistics operation(2)	327	(3,048)	2,828	—	—	—
Midstream
Canadian diversified midstream operation	542	(285)	(95)	568	(713)	144
North American gas storage operation	219	56	(228)	61	(37)	(26)
Canadian natural gas gathering and processing operation	170	(164)	(12)	197	(68)	(153)
Data
U.S. colocation data center operation	(13)	(85)	93	(5)	(300)	318
Australian data center operation	5	(72)	69	5	(131)	114
Indian telecom tower operation(2)	608	(767)	255	315	(243)	(28)
European hyperscale data center platform(1)	54	(2,993)	2,993	—	—	—
Corporate
Holding LP and other	245	(606)	152	(174)	(291)	362

	Cash Flow Activities
	Year ended December 31, 2021
US$ MILLIONS	Operating	Investing	Financing
Utilities
U.K. regulated distribution operation	$273	$344	$(582)
Brazilian regulated gas transmission operation	768	(32)	(473)
Colombian natural gas distribution operation	91	(38)	(41)
Brazilian electricity transmission operation	29	70	(24)
Canadian district energy operation	30	(38)	7
U.S. district energy operation	13	(34)	25
North American residential decarbonization infrastructure business	(79)	(107)	189
Indian gas transmission operation	187	(51)	(120)
European residential decarbonization infrastructure business	(6)	16	—
Transport
North American rail operation	511	(98)	(424)
U.K. port operation	66	(53)	(24)
Australian port operation	11	(21)	(18)
Chilean toll roads	46	(172)	85
Peruvian toll roads	30	(27)	—
Indian toll roads(3)	(2)	3	5
Midstream
Canadian diversified midstream operation	198	(246)	108
North American gas storage operation	196	(35)	(179)
Canadian natural gas gathering and processing operation	235	(91)	(135)
Data
U.S. colocation data center operation	38	(25)	(15)
Australian data center operation	16	(105)	104
Indian telecom tower operation(2)	189	(416)	261
Corporate
Holding LP and other	(171)	22	322

(1)Refer to Note 5, Disposition of Businesses, for further details.
(2)Refer to Note 6, Acquisition of Businesses, for further details.
(3)Indian toll roads include our investments in BIF India Holdings Pte Ltd
(4)Our partnership’s cash from operating activities include reduction to cash related to the impact of our finance lease receivables signed at our North American residential decarbonization infrastructure business. The operation presents an outflow for the cost of inventory within the operating cash flows, and given the business has been securitized since 2019, the corresponding cash outflows are offset by increases in non-recourse borrowings under financing activities on the Consolidated Statements of Cash Flows.